CAPITAL STOCK AND REVERSE STOCK SPLIT (Details Narrative) - USD ($)												3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2023	Sep. 14, 2023	Aug. 25, 2022	Mar. 07, 2022	Dec. 21, 2021	Oct. 19, 2021	Sep. 28, 2021	Jul. 27, 2021	Jul. 01, 2021	Apr. 23, 2021	Dec. 11, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Nov. 25, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020
Class of Stock [Line Items]
Reverse stock split	1-for-600	1-for-600		1-for-8					1-for-2,000							Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”)
Common stock par value	$ 0.001	$ 0.001		$ 0.001								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized												230,000		230,000		337,500	337,500
Preferred stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized												500,000,000		500,000,000		500,000,000	125,000,000		1,800,000,000			1,500,000,000	750,000,000	250,000,000
Common stock, shares outstanding												269,124		269,124		4,360	203
Warrants exercised with cashless																13	4
Common stock issued												0		0							39
Stock issued during period, value												$ (20,000)					$ 846,801
Accrued dividend															$ 104,631	$ 104,631	40,149
Amortization of debt discount														$ 1,239,686	$ 1,878,976	$ 2,321,011	2,906,645
Capital Units, Authorized																125,000,000
Common Stock, Voting Rights																All shares have equal voting rights, are non-assessable, and have one vote per share.
Debt Issuance Costs, Gross																	10,000
Debt Instrument, Unamortized Discount (Premium), Net																	$ 143,199
Common Stock Issued for Cashless Warrant																	2
Warrants and Rights Outstanding, Term												7 months 2 days		7 months 2 days
Exercise price												$ 8.03		$ 8.03		$ 13,242.00	$ 16,716	$ 12,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted														753,973		34	236
Debt Instrument, Face Amount																					$ 100,000
Warrant One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 3,600	$ 72,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																3	12
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 21,600	$ 21,600		$ 72,000						$ 3,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted							5	26		12						32
Warrant [Member] | Secured Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount							$ 282,000	$ 282,000		$ 832,000
Commercial Paper [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																	2
Shares Issued for Conversion of Debt [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																	41
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value			$ 0.001
Shares issued during the period, new issues			1,552
Stock issued during period, value			$ 931,000
Shares Issued, Price Per Share			$ 600
Coomon Stock Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Common stock issued											10
Common Stock Issued for Cashless Warrant											2
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 96,000
Coomon Stock Purchase Agreement [Member] | Triton Funds LP [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding											$ 1,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount																		$ 81,000
Holders [Member]
Class of Stock [Line Items]
Warrants outstanding																		2
Loss on settlement in exchange of warrants																		$ 100,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities												4,394	205	21,428	481	1,665	41
Stock issued for adjustment to investors														77,010
Stock-based compensation														536
Acquisition of assets												165,290		165,290
Common stock, shares issued												269,124		269,124		4,360
Common stock, shares outstanding												269,124		269,124		4,360
Shares issued during the period, new issues																	17
Stock issued during period, value																	$ 10
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period															11	11	2
Stock Issued During Period, Shares, Acquisitions															635	636
Stock Issued During Period, Shares, Conversion of Units															180	180	30
Stock Issued During Period, Shares, Issued for Services															256	83
Shares issued																30	2
Cash pursuant subscribed																1,552
Common Stock [Member] | Shares Issuance for Cash [Member]
Class of Stock [Line Items]
Shares issued during the period, new issues																	17
Stock issued during period, value																	$ 1,000,000
Warrant [Member]
Class of Stock [Line Items]
Common stock issued																		21
Warrants and Rights Outstanding, Term																		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4,464	$ 21,600												$ 4,800,000
Increase in Warrants																		38
Shares exercisable																		38
Exercise price																		$ 48,960
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					124	67
Warrant [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount					$ 555,555	$ 444,444
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												150,000		150,000		150,000	150,000
Preferred stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares issued as loan fee														1.6
Preferred stock, voting rights														entitled to vote 15,000 shares of Common Stock on all matters submitted to a vote by holders of Common Stock
Preferred stock, shares outstanding												149,892		149,892		149,892	150,000
Preferred stock, shares issued												149,892		149,892		149,892	150,000
Number of Common Shares equivalent																25
Conversion of Stock, Shares Issued																108,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of Shares holds																149,892
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												80,000		80,000		80,000				80,000
Preferred stock, par value												$ 10		$ 10		$ 10				$ 0.001
Preferred stock, shares outstanding												0		0		0	29,750
Preferred stock, shares issued												0		0		0	29,750
Preferred stock, description														As of September 30, 2023, we are authorized to issue 80,000 of Series A Preferred Stock with par value of $10.00. Each share of Series B Preferred Stock (i) is convertible into Common Stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common Stock during the twenty (20) days of trading preceding the date of the conversion; (ii) earns dividends at the rate of nine percent (9%) per annum; and, (iii) has no voting rights		Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) is convertible into Common stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common stock during the twenty (20) days of trading preceding the date of the conversion; (iii) earns dividends at the rate of nine percent (9%) per annum; and, (iv) has no voting rights.
Shares issued during the period, new issues																7,875
Stock issued during period, value																$ 78,750
Financing fees																$ 3,750
Shares redeemed, shares																37,625
Shares redeemed, value																$ 487,730
Accrued dividend																104,631
Amortization of debt discount																$ 22,439
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																	30
Stock Issued During Period, Shares, Issued for Services																	2